Financial risk management, Reconciliation from Investment in Unquoted Equity Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of the movement FVOCI [Abstract]
Opening balance	$ 23,069	$ 23,953
Closing balance	297,581	23,069	$ 23,953
Level 3 [Member]
Reconciliation of the movement FVOCI [Abstract]
Transfer from Level 3 to Level 1	0
Transfers of assets between level 2 and level 3	0
Level 3 [Member] | FVOCI [Member]
Reconciliation of the movement FVOCI [Abstract]
Opening balance	23,069	23,953	3,825
Acquisition of equity investments at FVOCI	0	862	10,408
Conversion of debt into equity	36	0	0
Equity investments at FVOCI - net change in fair value (unrealised)	(2,699)	1,186	9,720
Disposal of other investments	0	(2,932)	0
Transfer from Level 3 to Level 1	(7,806)	0	0
Closing balance	12,600	23,069	23,953
Transfers of assets between level 2 and level 3	$ (7,806)	$ 0	$ 0